T. ROWE PRICE Emerging Markets Corporate Bond Fund
March 31, 2023 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 0.3%
Corporate Bonds 0.3%
YPF, STEP, 9.00%, 2/12/26 (USD)  1,246,154 1,210
Total Argentina (Cost
$1,208
)
1,210
BRAZIL 6.2%
Convertible Bonds 0.3%
MercadoLibre, 2.00%, 8/15/28 (USD)  323,000 973
973
Corporate Bonds 5.9%
Aegea Finance, 6.75%, 5/20/29 (USD) (1) 1,650,000 1,521
Braskem Netherlands Finance, 4.50%, 1/31/30 (USD)  1,400,000 1,190
Braskem Netherlands Finance, 7.25%, 2/13/33 (USD) (1) 2,025,000 1,948
Cosan Luxembourg, 7.00%, 1/20/27 (USD)  1,050,000 1,053
Cosan Overseas, 8.25% (USD) (2) 2,975,000 2,963
Globo Comunicacao e Participacoes, 4.875%, 1/22/30
(USD) (1) 2,700,000 2,153
Globo Comunicacao e Participacoes, 4.875%, 1/22/30 (USD)  900,000 718
Klabin Austria, 3.20%, 1/12/31 (USD)  3,250,000 2,684
MARB BondCo, 3.95%, 1/29/31 (USD)  2,125,000 1,618
Rumo Luxembourg, 4.20%, 1/18/32 (USD)  3,425,000 2,743
Sitios Latinoamerica, 5.375%, 4/4/32 (USD) (1) 2,200,000 1,968
Suzano Austria, 3.75%, 1/15/31 (USD)  1,900,000 1,655
Suzano Austria, 5.00%, 1/15/30 (USD)  400,000 381
22,595
Total Brazil (Cost
$25,192
)
23,568
CHILE 6.9%
Corporate Bonds 6.9%
AES Andes, VR, 7.125%, 3/26/79 (USD) (1)(3) 6,435,000 6,155
Agrosuper, 4.60%, 1/20/32 (USD) (1) 3,185,000 2,718
CAP, 3.90%, 4/27/31 (USD)  2,450,000 1,892
Celulosa Arauco y Constitucion, 5.15%, 1/29/50 (USD)  2,250,000 1,913
Colbun, 3.15%, 3/6/30 (USD)  4,100,000 3,488
Falabella, 3.75%, 10/30/27 (USD)  1,750,000 1,547
Interchile, 4.50%, 6/30/56 (USD) (1) 4,415,000 3,534
Sociedad de Transmision Austral, 4.00%, 1/27/32 (USD) (1) 3,100,000 2,576
Sociedad de Transmision Austral, 4.00%, 1/27/32 (USD)  700,000 582
VTR Comunicaciones, 4.375%, 4/15/29 (USD) (1) 3,014,000 1,833
Total Chile (Cost
$30,432
)
26,238

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
CHINA 5.1%
Convertible Bonds 1.4%
H World Group, 3.00%, 5/1/26 (USD)  769,000 1,036
PDD Holdings, Zero Coupon, 12/1/25 (USD)  2,020,000 1,940
Vnet Group, Zero Coupon, 2/1/26 (USD)  1,520,000 1,211
Zhongsheng Group Holdings, Zero Coupon, 5/21/25 (HKD)  9,000,000 1,296
5,483
Corporate Bonds 3.7%
China Mengniu Dairy, 1.875%, 6/17/25 (USD)  2,750,000 2,560
Country Garden Holdings, 3.30%, 1/12/31 (USD)  480,000 221
Country Garden Holdings, 3.875%, 10/22/30 (USD)  490,000 228
Health & Happiness H&H International Holdings, 5.625%,
10/24/24 (USD)  1,970,000 1,746
Kaisa Group Holdings, 11.25%, 4/9/22 (USD) (4)(5) 1,000,000 128
Kaisa Group Holdings, 11.95%, 10/22/22 (USD) (4)(5) 5,275,000 650
Lenovo Group, 5.875%, 4/24/25 (USD)  2,120,000 2,130
Tencent Holdings, 3.29%, 6/3/60 (USD)  1,555,000 974
Tencent Holdings, 3.84%, 4/22/51 (USD)  1,430,000 1,041
West China Cement, 4.95%, 7/8/26 (USD)  2,818,000 2,279
Zhongsheng Group Holdings, 3.00%, 1/13/26 (USD)  2,400,000 2,199
14,156
Total China (Cost
$24,922
)
19,639
COLOMBIA 4.9%
Corporate Bonds 4.9%
Aris Mining, 6.875%, 8/9/26 (USD) (1) 2,485,000 2,034
Banco Davivienda, VR, 6.65% (USD) (1)(2)(3) 5,000,000 3,460
Banco de Bogota, 4.375%, 8/3/27 (USD)  1,605,000 1,431
Banco de Bogota, 6.25%, 5/12/26 (USD)  1,725,000 1,678
Bancolombia, VR, 4.625%, 12/18/29 (USD) (3) 3,315,000 2,788
Canacol Energy, 5.75%, 11/24/28 (USD) (1) 2,280,000 1,843
Ecopetrol, 6.875%, 4/29/30 (USD)  1,500,000 1,384
Ecopetrol, 8.875%, 1/13/33 (USD)  730,000 740
Geopark, 5.50%, 1/17/27 (USD) (1) 2,450,000 2,058
Grupo Aval, 4.375%, 2/4/30 (USD)  1,500,000 1,162
Total Colombia (Cost
$22,051
)
18,578

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
COSTA RICA 0.3%
Corporate Bonds 0.3%
Liberty Costa Rica Senior Secured Finance, 10.875%, 1/15/31
(USD) (1) 1,250,000 1,177
Total Costa Rica (Cost
$1,250
)
1,177
GEORGIA 0.7%
Corporate Bonds 0.7%
Georgian Railway, 4.00%, 6/17/28 (USD) (1) 3,087,000 2,661
Total Georgia (Cost
$3,087
)
2,661
GHANA 0.9%
Corporate Bonds 0.9%
Kosmos Energy, 7.125%, 4/4/26 (USD)  2,373,000 2,039
Kosmos Energy, 7.50%, 3/1/28 (USD)  1,850,000 1,508
Total Ghana (Cost
$4,053
)
3,547
GUATEMALA 0.5%
Corporate Bonds 0.5%
CT Trust, 5.125%, 2/3/32 (USD) (1) 2,265,000 1,897
Total Guatemala (Cost
$2,265
)
1,897
HONG KONG 1.8%
Corporate Bonds 1.2%
HKT Capital No. 6, 3.00%, 1/18/32 (USD)  2,350,000 2,017
PCPD Capital, 5.125%, 6/18/26 (USD)  3,372,000 2,833
4,850
Government Bonds 0.6%
Airport Authority, 2.625%, 2/4/51 (USD)  3,150,000 2,200
2,200
Total Hong Kong (Cost
$7,734
)
7,050
INDIA 7.3%
Corporate Bonds 6.3%
ABJA Investment, 5.95%, 7/31/24 (USD)  4,015,000 4,003
Adani Electricity Mumbai, 3.867%, 7/22/31 (USD)  953,000 662
Adani International Container Terminal, 3.00%, 2/16/31 (USD)  4,687,500 3,576

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Adani Renewable Energy RJ, 4.625%, 10/15/39 (USD)  3,786,713 2,658
Greenko Solar Mauritius, 5.55%, 1/29/25 (USD)  2,200,000 2,118
HDFC Bank, 5.686%, 3/2/26 (USD)  2,000,000 2,026
India Green Power Holdings, 4.00%, 2/22/27 (USD)  2,500,000 2,125
JSW Hydro Energy, 4.125%, 5/18/31 (USD)  2,655,000 2,205
Periama Holdings, 5.95%, 4/19/26 (USD)  1,395,000 1,322
TML Holdings Pte, 5.50%, 6/3/24 (USD)  2,775,000 2,706
Vedanta Resources Finance II, 8.95%, 3/11/25 (USD)  1,050,000 649
24,050
Government Bonds 1.0%
Export-Import Bank of India, 3.375%, 8/5/26 (USD)  3,900,000 3,684
3,684
Total India (Cost
$30,699
)
27,734
INDONESIA 7.1%
Corporate Bonds 7.1%
Bank Negara Indonesia Persero, 3.75%, 3/30/26 (USD)  5,015,000 4,589
FPC Resources, 4.375%, 9/11/27 (USD)  2,497,000 2,323
Freeport Indonesia, 6.20%, 4/14/52 (USD) (1) 2,900,000 2,661
Medco Oak Tree Pte, 7.375%, 5/14/26 (USD)  2,300,000 2,194
Minejesa Capital, 5.625%, 8/10/37 (USD)  3,100,000 2,433
Pakuwon Jati, 4.875%, 4/29/28 (USD)  3,290,000 2,912
Pertamina Persero, 6.50%, 11/7/48 (USD)  1,450,000 1,506
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara,
4.875%, 7/17/49 (USD)  1,925,000 1,573
Star Energy Geothermal Wayang Windu, 6.75%, 4/24/33 (USD)  2,594,560 2,547
Tower Bersama Infrastructure, 4.25%, 1/21/25 (USD)  4,650,000 4,507
Total Indonesia (Cost
$29,719
)
27,245
ISRAEL 4.0%
Corporate Bonds 4.0%
Bank Leumi Le-Israel, VR, 7.129%, 7/18/33 (USD) (1)(3) 830,000 802
Energean Israel Finance, 4.875%, 3/30/26 (USD) (1) 2,100,000 1,943
ICL Group, 6.375%, 5/31/38 (USD) (1) 2,104,000 2,075
Israel Electric, 4.25%, 8/14/28 (USD) (1) 2,675,000 2,508
Leviathan Bond, 6.125%, 6/30/25 (USD) (1) 2,075,000 2,013
Teva Pharmaceutical Finance Netherlands III, 4.75%, 5/9/27
(USD)  2,175,000 2,023
Teva Pharmaceutical Finance Netherlands III, 6.75%, 3/1/28
(USD)  2,325,000 2,325
Teva Pharmaceutical Finance Netherlands III, 7.875%, 9/15/29
(USD)  1,705,000 1,786

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Total Israel (Cost
$16,697
)
15,475
JAMAICA 0.1%
Corporate Bonds 0.1%
Digicel, 6.75%, 3/1/23 (USD) (4)(6) 2,725,000 586
Total Jamaica (Cost
$2,556
)
586
KAZAKHSTAN 1.2%
Corporate Bonds 1.2%
KazMunayGas National, 5.375%, 4/24/30 (USD)  1,200,000 1,073
KazMunayGas National, 5.75%, 4/19/47 (USD)  2,100,000 1,648
Tengizchevroil Finance International, 4.00%, 8/15/26 (USD)  2,250,000 1,994
Total Kazakhstan (Cost
$6,014
)
4,715
KUWAIT 1.1%
Corporate Bonds 1.1%
Equate Petrochemical, 4.25%, 11/3/26 (USD)  4,375,000 4,254
Total Kuwait (Cost
$4,726
)
4,254
MACAO 1.5%
Corporate Bonds 1.5%
Melco Resorts Finance, 4.875%, 6/6/25 (USD)  1,870,000 1,761
MGM China Holdings, 5.875%, 5/15/26 (USD)  650,000 612
Sands China, 4.30%, 1/8/26 (USD)  3,615,000 3,397
Total Macao (Cost
$5,569
)
5,770
MALAYSIA 1.3%
Corporate Bonds 1.3%
Axiata Spv5 Labuan, 3.064%, 8/19/50 (USD)  2,850,000 2,038
TNB Global Ventures Capital, 3.244%, 10/19/26 (USD)  3,225,000 3,037
Total Malaysia (Cost
$5,887
)
5,075
MAURITIUS 1.3%
Corporate Bonds 1.3%
Axian Telecom, 7.375%, 2/16/27 (USD) (1) 4,610,000 4,203
Axian Telecom, 7.375%, 2/16/27 (USD)  675,000 615
Total Mauritius (Cost
$5,244
)
4,818

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
MEXICO 8.9%
Corporate Bonds 7.7%
Alpek, 3.25%, 2/25/31 (USD)  3,000,000 2,428
Axtel, 6.375%, 11/14/24 (USD) (1) 2,379,000 2,130
Banco Mercantil del Norte, VR, 5.875% (USD) (1)(2)(3) 1,275,000 1,087
Banco Mercantil del Norte, VR, 7.625% (USD) (2)(3) 2,900,000 2,569
BBVA Bancomer, VR, 5.125%, 1/18/33 (USD) (3) 3,955,000 3,387
BBVA Bancomer, VR, 5.875%, 9/13/34 (USD) (1)(3) 2,725,000 2,382
Braskem Idesa SAPI, 6.99%, 2/20/32 (USD)  2,250,000 1,700
Cemex, VR, 9.125% (USD) (1)(2)(3) 1,230,000 1,233
Cometa Energia, 6.375%, 4/24/35 (USD) (1) 4,199,300 3,967
Corp Inmobiliaria Vesta, 3.625%, 5/13/31 (USD) (1) 1,840,000 1,488
GCC, 3.614%, 4/20/32 (USD) (1) 2,400,000 2,016
Industrias Penoles, 4.75%, 8/6/50 (USD) (1) 2,300,000 1,805
Metalsa, 3.75%, 5/4/31 (USD) (1) 4,042,000 3,060
29,252
Government Bonds 1.2%
Petroleos Mexicanos, 6.50%, 3/13/27 (USD)  3,575,000 3,252
Petroleos Mexicanos, 6.75%, 9/21/47 (USD)  2,350,000 1,530
4,782
Total Mexico (Cost
$40,099
)
34,034
MOROCCO 1.3%
Corporate Bonds 1.3%
Vivo Energy Investments, 5.125%, 9/24/27 (USD) (1) 3,300,000 3,029
Vivo Energy Investments, 5.125%, 9/24/27 (USD)  2,140,000 1,965
Total Morocco (Cost
$5,611
)
4,994
OMAN 1.2%
Corporate Bonds 1.2%
Lamar Funding, 3.958%, 5/7/25 (USD)  950,000 906
OmGrid Funding, 5.196%, 5/16/27 (USD)  1,855,000 1,782
Oztel Holdings, 6.625%, 4/24/28 (USD)  1,975,000 2,053
Total Oman (Cost
$4,981
)
4,741
PANAMA 2.7%
Corporate Bonds 2.7%
Aeropuerto Internacional de Tocumen, 4.00%, 8/11/41 (USD) (1) 2,500,000 1,999
AES Panama Generation Holdings Srl, 4.375%, 5/31/30 (USD)  2,300,000 1,980

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Banco General, VR, 5.25% (USD) (1)(2)(3) 3,982,000 3,480
C&W Senior Financing, 6.875%, 9/15/27 (USD) (1) 3,125,000 2,798
Total Panama (Cost
$11,396
)
10,257
PARAGUAY 0.8%
Corporate Bonds 0.8%
Telefonica Celular del Paraguay, 5.875%, 4/15/27 (USD) (1) 3,225,000 2,966
Total Paraguay (Cost
$3,369
)
2,966
PERU 4.3%
Corporate Bonds 4.3%
Banco de Credito del Peru, VR, 3.25%, 9/30/31 (USD) (1)(3) 3,335,000 2,880
Cia de Minas Buenaventura, 5.50%, 7/23/26 (USD)  3,125,000 2,669
Consorcio Transmantaro, 5.20%, 4/11/38 (USD) (1) 1,840,000 1,695
Corp Financiera de Desarrollo, 2.40%, 9/28/27 (USD)  2,900,000 2,504
Fondo MIVIVIENDA, 4.625%, 4/12/27 (USD)  1,700,000 1,617
InRetail Consumer, 3.25%, 3/22/28 (USD) (1) 2,820,000 2,441
Minsur, 4.50%, 10/28/31 (USD)  1,345,000 1,148
Petroleos del Peru, 5.625%, 6/19/47 (USD)  2,400,000 1,556
Total Peru (Cost
$18,580
)
16,510
PHILIPPINES 3.8%
Corporate Bonds 3.8%
Globe Telecom, 2.50%, 7/23/30 (USD)  620,000 501
Globe Telecom, 3.00%, 7/23/35 (USD)  2,825,000 2,092
Globe Telecom, VR, 4.20% (USD) (2)(3) 1,600,000 1,464
ICTSI Treasury, 3.50%, 11/16/31 (USD)  2,350,000 1,944
International Container Terminal Services, 4.75%, 6/17/30 (USD)  4,070,000 3,816
Manila Water, 4.375%, 7/30/30 (USD)  4,450,000 3,927
PLDT, 3.45%, 6/23/50 (USD)  1,090,000 736
Total Philippines (Cost
$17,033
)
14,480
QATAR 1.0%
Corporate Bonds 1.0%
Qatar Energy, 3.125%, 7/12/41 (USD) (1) 2,720,000 2,130
Qatar Energy, 3.125%, 7/12/41 (USD)  2,000,000 1,566
Total Qatar (Cost
$4,754
)
3,696

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SAUDI ARABIA 2.0%
Corporate Bonds 1.0%
Saudi Electricity Global Sukuk, 5.06%, 4/8/43 (USD)  3,775,000 3,693
3,693
Government Bonds 1.0%
Saudi Arabian Oil, 3.50%, 4/16/29 (USD)  225,000 211
Saudi Arabian Oil, 4.25%, 4/16/39 (USD) (1) 2,150,000 1,931
Saudi Arabian Oil, 4.25%, 4/16/39 (USD)  2,000,000 1,797
3,939
Total Saudi Arabia (Cost
$9,281
)
7,632
SOUTH AFRICA 1.2%
Corporate Bonds 1.2%
Bidvest Group U.K., 3.625%, 9/23/26 (USD)  2,600,000 2,362
Transnet, 8.25%, 2/6/28 (USD) (1) 2,100,000 2,094
Total South Africa (Cost
$4,351
)
4,456
SOUTH KOREA 1.9%
Corporate Bonds 1.9%
Hyundai Motor Manufacturing Indonesia, 1.75%, 5/6/26 (USD)  450,000 400
POSCO, 5.625%, 1/17/26 (USD)  1,600,000 1,619
POSCO, 5.75%, 1/17/28 (USD) (1) 320,000 331
Shinhan Bank, 4.50%, 3/26/28 (USD)  3,050,000 2,900
SK Hynix, 6.25%, 1/17/26 (USD) (1) 2,000,000 2,021
Total South Korea (Cost
$7,473
)
7,271
TANZANIA 0.6%
Corporate Bonds 0.6%
HTA Group, 7.00%, 12/18/25 (USD)  2,350,000 2,236
Total Tanzania (Cost
$2,444
)
2,236
THAILAND 5.5%
Corporate Bonds 5.5%
Bangkok Bank, VR, 3.466%, 9/23/36 (USD) (1)(3) 2,270,000 1,857
Bangkok Bank, VR, 3.733%, 9/25/34 (USD) (1)(3) 2,730,000 2,320
Bangkok Bank, VR, 3.733%, 9/25/34 (USD) (3) 2,000,000 1,699
Indorama Ventures Global Services, 4.375%, 9/12/24 (USD)  2,985,000 2,884
Kasikornbank, VR, 3.343%, 10/2/31 (USD) (3) 4,804,000 4,231

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
PTTEP Treasury Center, 2.587%, 6/10/27 (USD) (1) 888,000 810
PTTEP Treasury Center, 2.587%, 6/10/27 (USD)  3,173,000 2,893
PTTEP Treasury Center, 3.903%, 12/6/59 (USD)  1,000,000 705
Thaioil Treasury Center, 3.50%, 10/17/49 (USD)  6,002,000 3,690
Total Thailand (Cost
$25,107
)
21,089
TURKEY 2.4%
Corporate Bonds 2.4%
Akbank TAS, 6.80%, 2/6/26 (USD)  2,925,000 2,837
Akbank TAS, VR, 6.797%, 4/27/28 (USD) (3) 380,000 380
Turk Telekomunikasyon, 6.875%, 2/28/25 (USD)  1,175,000 1,130
Turkcell Iletisim Hizmetleri, 5.75%, 10/15/25 (USD)  3,050,000 2,911
Turkiye Sise ve Cam Fabrikalari, 6.95%, 3/14/26 (USD)  1,814,000 1,785
Total Turkey (Cost
$8,932
)
9,043
UNITED ARAB EMIRATES 3.2%
Corporate Bonds 3.2%
EMG SUKUK, 4.564%, 6/18/24 (USD)  4,150,000 4,106
Emirates NBD Bank, VR, 6.125% (USD) (2)(3) 3,632,000 3,543
MAF Global Securities, VR, 6.375% (USD) (2)(3) 4,574,000 4,462
Total United Arab Emirates (Cost
$13,105
)
12,111
UNITED KINGDOM 0.4%
Corporate Bonds 0.4%
Standard Chartered, VR, 4.30% (USD) (2)(3) 1,945,000 1,400
Total United Kingdom (Cost
$1,700
)
1,400
UNITED STATES 1.4%
Bank Loans 0.4% (7)
Patagonia Holdco, FRN, 3M TSFR + 5.75%, 10.473%, 8/1/29  1,838,880 1,512
1,512
Corporate Bonds 1.0%
Hyundai Capital America, 5.50%, 3/30/26 (1) 1,115,000 1,116
LCPR Senior Secured Financing, 5.125%, 7/15/29 (1) 550,000 460
LCPR Senior Secured Financing, 6.75%, 10/15/27 (1) 2,393,000 2,226
3,802
Total United States (Cost
$5,550
)
5,314

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
UZBEKISTAN 0.7%
Corporate Bonds 0.7%
Ipoteka-Bank ATIB, 5.50%, 11/19/25 (USD)  2,875,000 2,641
Total Uzbekistan (Cost
$2,939
)
2,641
VIETNAM 1.0%
Corporate Bonds 1.0%
Mong Duong Finance Holdings, 5.125%, 5/7/29 (USD) (1) 480,000 408
Mong Duong Finance Holdings, 5.125%, 5/7/29 (USD)  3,895,000 3,310
Total Vietnam (Cost
$4,363
)
3,718
SHORT-TERM INVESTMENTS 1.2%
Money Market Funds 0.9%
T. Rowe Price Government Reserve Fund, 4.82% (8)(9) 3,349,172 3,349
3,349
U.S. Treasury Obligations 0.3%
U.S. Treasury Bills, 4.791%, 8/31/23  1,219,000 1,195
1,195
Total Short-Term Investments (Cost $4,544) 4,544
Total Investments in Securities 98.0%
(Cost $424,917) $ 374,370
Other Assets Less Liabilities 2.0% 7,462
Net Assets 100.0% $ 381,832
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$113,901 and represents 29.8% of net assets.
(2) Perpetual security with no stated maturity date.
(3) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(4) Non-income producing
(5) Security is in default or has failed to make a scheduled interest and/or principal payment.

T. ROWE PRICE Emerging Markets Corporate Bond Fund

.
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.
.
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(6) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(7) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(8) Seven-day yield
(9) Affiliated Companies
3M TSFR Three month term SOFR (Secured overnight financing rate)
EUR Euro
FRN Floating Rate Note
HKD Hong Kong Dollar
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Emerging Markets Corporate Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
BNP Paribas 5/19/23 USD 1,631 EUR 1,518 $ (21)
Morgan Stanley 5/19/23 EUR 1,518 USD 1,615 36
Net unrealized gain (loss) on open forward
currency exchange contracts $ 15

T. ROWE PRICE Emerging Markets Corporate Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 160 U.S. Treasury Notes ten year contracts 6/23 (18,388) $ (513)
Short, 48 Ultra U.S. Treasury Bonds contracts 6/23 (6,774) (223)
Net payments (receipts) of variation margin to date 616
Variation margin receivable (payable) on open futures contracts $ (120)

T. ROWE PRICE Emerging Markets Corporate Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.82% $ —# $ — $ 143+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
03/31/23
T. Rowe Price Government
Reserve Fund, 4.82% $ 25,112  ¤  ¤ $ 3,349^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $143 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $3,349.

T. ROWE PRICE Emerging Markets Corporate Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Emerging Markets Corporate Bond Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium

T. ROWE PRICE Emerging Markets Corporate Bond Fund

from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 369,826 $ — $ 369,826
Short-Term Investments 3,349 1,195 — 4,544
Total Securities 3,349 371,021 — 374,370
Forward Currency Exchange
Contracts — 36 — 36
Total $ 3,349 $ 371,057 $ — $ 374,406
Liabilities
Forward Currency Exchange
Contracts $ — $ 21 $ — $ 21
Futures Contracts* 736 — — 736
Total $ 736 $ 21 $ — $ 757
1
Includes Bank Loans, Convertible Bonds, Corporate Bonds and Government Bonds.
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Emerging Markets Corporate Bond Fund

and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F193-054Q1 03/23